VictoryShares US 500 Volatility Wtd ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares US 500 Volatility Wtd ETF | VictoryShares US 500 Volatility Wtd ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0